CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 387,528,092	$ 140,494,754
Restricted cash	363,137,210	368,874,458
Short-term investments	1,244,646	6,008,477
Accounts receivable	42,040,320	15,456,502
Other receivables	147,651,234	134,818,502
Restricted deposit	0	69,357,738
Deposits for land use rights	46,199,335	299,739,435
Other deposits and prepayments	254,048,288	152,289,464
Advances to suppliers	50,534,250	29,786,612
Real estate properties held for sale	0	1,185,217
Real estate properties development completed	24,076,559	12,308,999
Real estate properties under development (including real estate properties under development of the consolidated variable interest entities ("Consolidated VIEs") to be used only to settle obligations of the VIEs of US$548,404,278 and US$321,477,961 as of December 31, 2014 and December 31, 2015, respectively)	1,887,321,801	1,714,575,052
Amounts due from related party	58,630,172	125,374,349
Amounts due from employees	350,919	50,057
Other current assets	200,891	139,043
Total current assets	3,262,963,717	3,070,458,659
Real estate properties held for lease, net	71,132,582	69,223,748
Deposits for land use rights	107,798,448	0
Property and equipment, net	39,323,322	46,475,725
Other long-term investment	31,107,552	241,648
Investment in joint ventures	6,124,827	4,225,629
Deferred tax assets	15,488,557	13,641,608
Deferred charges	12,504,255	16,677,352
Other assets	14,944,179	10,581,865
TOTAL ASSETS	3,561,387,439	3,231,526,234
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the Consolidated VIEs without recourse to the primary beneficiary of US$40,259,520 and US$51,564,352 as of December 31, 2014 and December 31, 2015, respectively)	471,175,849	351,505,821
Short-term bank loans and other debt (including short-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of US$65,370,159 and nil as of December 31, 2014 and December 31, 2015, respectively)	222,226,246	293,449,741
Customer deposits (including customer deposits of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$11,510,875 as of December 31, 2014 and December 31, 2015, respectively)	64,451,511	107,163,398
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiary of US$517,631 and US$9,011,064 as of December 31, 2014 and December 31, 2015, respectively)	106,034,490	62,429,274
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiary of US$125,420 and nil as of December 31, 2014 and December 31, 2015, respectively)	57,692,275	91,202,159
Other payables and accrued liabilities (including other payables and accrued liabilities of the Consolidated VIEs without recourse to the primary beneficiary of US$5,769,652 and US$9,884,086 as of December 31, 2014 and December 31, 2015, respectively)	106,126,369	74,088,090
Payroll and welfare payable (including payroll and welfare payable of the Consolidated VIEs without recourse to the primary beneficiary of US$1,744,275 and US$2,017,480 as of December 31, 2014 and December 31, 2015, respectively)	22,966,053	18,456,857
Current portion of long-term bank loans and other debt (including current portion of long-term bank loans and other debt of the Consolidated VIEs without recourse to the primary beneficiary of US$208,789,155 and US$122,890,230 as of December 31, 2014 and December 31, 2015, respectively)	594,834,196	586,841,245
Current maturities of capital lease obligations	3,065,612	3,010,201
Mandatorily redeemable non-controlling interests	2,309,967	4,486,027
Total current liabilities	1,650,882,568	1,592,632,813
Long-term bank loans (including long-term bank loans of the Consolidated VIEs without recourse to the primary beneficiary of US$13,074,032 and nil as of December 31, 2014 and December 31, 2015, respectively)	13,859,800	52,296,127
Deferred tax liabilities	13,500,239	9,825,083
Unrecognized tax benefits	17,842,283	14,005,004
Other long-term debt (including other long-term debt of the Consolidated VIEs without recourse to the primary beneficiary of US$69,050,361 and US$65,603,055 as of December 31, 2014 and December 31, 2015, respectively)	910,007,958	576,204,491
Capital lease obligations, net of current maturities	18,111,007	23,499,642
Mandatorily redeemable non-controlling interests (including mandatorily redeemable non-controlling interests of the Consolidated VIEs without recourse to the primary beneficiary of nil and US$615,991 as of December 31, 2014 and December 31, 2015, respectively)	1,231,982	2,451,381
Total liabilities	$ 2,625,435,837	$ 2,270,914,541
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value:Authorized-500,000,000 shares; shares issued and outstanding-142,802,936 shares as of December 31, 2015 (December 31, 2014: 147,019,802 shares)	$ 15,835	$ 15,831
Treasury shares	(24,045,440)	(20,696,268)
Additional paid-in capital	531,233,336	530,670,112
Statutory reserves	80,049,764	72,829,487
Retained earnings	317,765,089	273,254,963
Accumulated other comprehensive income	30,951,837	104,557,008
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	935,970,421	960,631,133
Non-controlling interest	(18,819)	(19,440)
Total equity	935,951,602	960,611,693
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,561,387,439	$ 3,231,526,234